Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 12, 2015
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2015
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.

Supplement dated June 12, 2015
to the Statutory Prospectus dated December 31, 2014
(as supplemented on January 9, 2015, February 2, 2015, and March 13, 2015)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Diversified Real Asset Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED REAL ASSET FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under the Principal Investment Strategies section, delete the first paragraph and insert the following:

The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, securities of real estate companies, commodity index-linked notes, fixed-income securities, foreign currency, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of global agriculture companies, and securities of global timber companies. The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

On or about July 1, 2015, under the Principal Investment Strategies section, add the following:

A portion of the Fund’s assets is invested in currency forward contracts and options for the purpose of hedging risk and providing total return. This portion of the Fund invests in currencies of economically and politically stable industrialized nations, and approximately 20 of the most liquid emerging market currencies. To help preserve purchasing power, when domestic inflation increases, the Fund will invest in currencies in countries where inflation remains low and stable.

On or about July 2015, add the following as the last paragraph of the Principal Investment Strategies section:

A portion of the Fund’s assets is invested in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). To gain exposure to the commodity markets, the Fund invests in the Cayman Subsidiary due to the tax treatment of such investments under current United States and Cayman Islands tax laws. The Cayman Subsidiary invests in commodity-linked derivatives, including commodity-linked swaps, commodity futures contracts and/or options on commodities, as well as instruments such as fixed income securities, cash and cash equivalents and/or U.S. government securities, either as investments or to serve as margin or collateral for the Cayman Subsidiary's derivatives positions.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
On or about July 2015, add the following to the alphabetical list in the Principal Risks section:

Cayman Subsidiary Risk. A fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely Commodity-Related Investment Risk, Counterparty Risk and Derivatives Risk. The Cayman Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the fund and/or the Cayman Subsidiary to operate as described in this Prospectus.

Dynamic High Yield Explorer Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC HIGH YIELD EXPLORER FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
At the end of the first paragraph of the Principal Investment Strategies section, add the following:

From time to time, the Fund borrows to purchase securities prior to the settlement of bank loan sales transactions.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Add the following to the alphabetical list of the Principal Risks section:

Borrowing Risk. Borrowing can increase fund expenses due to interest payments to lenders and related expenses. Such borrowing also might reduce the fund’s return if the yield on the investments purchased is less than the borrowing costs.

Global Multi-Strategy Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL MULTI-STRATEGY FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On or about July 2015, add the following to the list in the Principal Investment Strategies section:

Commodities. This strategy involves investing a portion of the Fund’s assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). To gain exposure to the commodity markets, the Fund invests in the Cayman Subsidiary due to the tax treatment of such investments under current United States and Cayman Islands tax laws. The Cayman Subsidiary invests in commodity-linked derivatives, including commodity-linked swaps, commodity futures contracts and/or options on commodities, as well as instruments such as fixed income securities, cash and cash equivalents and/or U.S. government securities, either as investments or to serve as margin or collateral for the Cayman Subsidiary's derivatives positions. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.

On or about July 1, 2015, under the Principal Investment Strategies section, add the following:

Market Neutral Fixed Income. This strategy is implemented by investing in a diverse and large number of individual assets which are considered to be attractive and well-researched and which, in many market conditions, are expected to exhibit low correlations. The target result is a portfolio of both long and short positions across many different product types that has attractive return characteristics with low volatility and that exhibits low correlation to fixed income and equity markets.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
On or about July 2015, add the following to the alphabetical list in the Principal Risks section:

Cayman Subsidiary Risk. A fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely Commodity-Related Investment Risk, Counterparty Risk and Derivatives Risk. The Cayman Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the fund and/or the Cayman Subsidiary to operate as described in this Prospectus.

Commodity-Related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.